UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brookmont Capital Management
Address: 2000 McKinney Avenue, Suite 810
         Dallas, TX  75201

13F File Number:  028-14438

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Susan Begando
Title:     Compliance Officer
Phone:     214-932-6712

Signature, Place, and Date of Signing:

 /s/ Susan Begando     Dallas, TX     February 06, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    43

Form 13F Information Table Value Total:    $152,953 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     3794    67471 SH       SOLE                    67471        0        0
AT&T INC                       COM              00206R102     5373   177674 SH       SOLE                   177674        0        0
CBS CORP NEW                   CL B             124857202     3918   144375 SH       SOLE                   144375        0        0
CHEVRON CORP NEW               COM              166764100     3707    34844 SH       SOLE                    34844        0        0
DIAGEO P L C                   SPON ADR NEW     25243Q205     3821    43707 SH       SOLE                    43707        0        0
ENNIS INC                      COM              293389102     3098   232421 SH       SOLE                   232421        0        0
EXXON MOBIL CORP               COM              30231G102      309     3659 SH       SOLE                     3659        0        0
GALLAGHER ARTHUR J & CO        COM              363576109     3952   118188 SH       SOLE                   118188        0        0
GENERAL ELECTRIC CO            COM              369604103     3550   198213 SH       SOLE                   198213        0        0
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105     3757    82335 SH       SOLE                    82335        0        0
HEINZ H J CO                   COM              423074103     3698    68433 SH       SOLE                    68433        0        0
HOME DEPOT INC                 COM              437076102    13471   320439 SH       SOLE                   320439        0        0
HUBBELL INC                    CL B             443510201     3770    56385 SH       SOLE                    56385        0        0
ISHARES TR                     S&P 500 INDEX    464287200      522     4148 SH       SOLE                     4148        0        0
ISHARES TR                     BARCLY USAGG B   464287226      315     2853 SH       SOLE                     2853        0        0
ISHARES TR                     MSCI EAFE INDEX  464287465      529    10682 SH       SOLE                    10682        0        0
ISHARES TR                     S&P MIDCAP 400   464287507      361     4118 SH       SOLE                     4118        0        0
ISHARES TR                     DJ US REAL EST   464287739     3554    62564 SH       SOLE                    62564        0        0
ISHARES TR                     S&P SMLCAP 600   464287804      318     4651 SH       SOLE                     4651        0        0
ITC HLDGS CORP                 COM              465685105     3749    49409 SH       SOLE                    49409        0        0
JOHNSON & JOHNSON              COM              478160104     5397    82291 SH       SOLE                    82291        0        0
JPMORGAN CHASE & CO            COM              46625H100     3178    95585 SH       SOLE                    95585        0        0
KELLOGG CO                     COM              487836108     5028    99420 SH       SOLE                    99420        0        0
MCDONALDS CORP                 COM              580135101     6149    61283 SH       SOLE                    61283        0        0
MICROCHIP TECHNOLOGY INC       COM              595017104     3595    98156 SH       SOLE                    98156        0        0
NATIONAL FUEL GAS CO N J       COM              636180101     3301    59390 SH       SOLE                    59390        0        0
NOVARTIS A G                   SPONSORED ADR    66987V109     3544    61997 SH       SOLE                    61997        0        0
PACKAGING CORP AMER            COM              695156109     3454   136859 SH       SOLE                   136859        0        0
PAYCHEX INC                    COM              704326107     3570   118567 SH       SOLE                   118567        0        0
PEPSICO INC                    COM              713448108     3573    53857 SH       SOLE                    53857        0        0
PITNEY BOWES INC               COM              724479100     3112   167854 SH       SOLE                   167854        0        0
PNC FINL SVCS GROUP INC        COM              693475105     3556    61665 SH       SOLE                    61665        0        0
PROCTER & GAMBLE CO            COM              742718109     3555    53287 SH       SOLE                    53287        0        0
ROYAL DUTCH SHELL PLC          SPON ADR B       780259107     3770    49602 SH       SOLE                    49602        0        0
SONOCO PRODS CO                COM              835495102     3582   108691 SH       SOLE                   108691        0        0
SOUTHERN CO                    COM              842587107     3920    84683 SH       SOLE                    84683        0        0
TUPPERWARE BRANDS CORP         COM              899896104     3454    61704 SH       SOLE                    61704        0        0
UNILEVER N V                   N Y SHS NEW      904784709     3678   107026 SH       SOLE                   107026        0        0
UNITED PARCEL SERVICE INC      CL B             911312106     3612    49347 SH       SOLE                    49347        0        0
US BANCORP DEL                 COM NEW          902973304     3771   139426 SH       SOLE                   139426        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104     3764    93830 SH       SOLE                    93830        0        0
WELLS FARGO & CO NEW           COM              949746101     3549   128769 SH       SOLE                   128769        0        0
WORTHINGTON INDS INC           COM              981811102     3275   199953 SH       SOLE                   199953        0        0